Average Annual Total Returns - Artisan Focus Fund	Investor 1-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor S&P 500 Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor 1-Year	Advisor Since Inception	Advisor Inception Date	Advisor S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor S&P 500 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	29.70%	27.96%	Apr. 24, 2017	28.05%	25.21%	17.61%	21.11%	18.40%	15.47%	29.88%	22.57%	Jul. 31, 2018	18.40%	14.86%